SEGMENTED INFORMATION - STATEMENT OF EARNINGS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 1,065.3	$ 1,111.0
Cost of sales	720.6	708.7
Depreciation expense	275.1	265.4
General and administrative	42.0	42.1
Exploration	34.5	39.2
Impairments (reversals)	287.8	0.0
Other expenses	43.4	21.5
Earnings (loss) from operations	(338.1)	34.1
Net capital expenditures	251.4	300.9
Operating Segments Including Incorporated Joint Ventures
Disclosure of operating segments [line items]
Revenues	1,139.7	1,187.5
Cost of sales	767.6	763.7
Depreciation expense	276.7	267.2
General and administrative	42.0	42.1
Exploration	34.5	39.4
Impairments (reversals)	324.1	0.0
Other expenses	46.8	25.0
Earnings (loss) from operations	(352.0)	50.1
Net capital expenditures	251.4	302.1
Gold mines
Disclosure of operating segments [line items]
Revenues	1,065.3	1,110.6
Cost of sales	720.6	708.7
Depreciation expense	267.7	262.8
General and administrative	0.0	0.0
Exploration	3.7	4.6
Impairments (reversals)	285.5	0.0
Other expenses	33.2	16.0
Earnings (loss) from operations	(245.4)	118.5
Net capital expenditures	216.4	278.0
Gold mines | Burkina Faso
Disclosure of operating segments [line items]
Revenues	579.2	564.1
Cost of sales	365.4	338.0
Depreciation expense	149.0	135.1
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairments (reversals)	(109.5)	0.0
Other expenses	1.5	7.0
Earnings (loss) from operations	172.8	84.0
Net capital expenditures	101.0	158.2
Gold mines | Suriname
Disclosure of operating segments [line items]
Revenues	352.5	386.0
Cost of sales	255.8	260.7
Depreciation expense	70.6	82.7
General and administrative	0.0	0.0
Exploration	3.7	4.6
Impairments (reversals)	0.0	0.0
Other expenses	3.9	1.6
Earnings (loss) from operations	18.5	36.4
Net capital expenditures	83.7	64.7
Gold mines | Canada
Disclosure of operating segments [line items]
Revenues	133.6	160.5
Cost of sales	99.4	110.0
Depreciation expense	48.1	45.0
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairments (reversals)	395.0	0.0
Other expenses	27.8	7.4
Earnings (loss) from operations	(436.7)	(1.9)
Net capital expenditures	31.7	55.1
Exploration and evaluation and development
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.0	0.0
Exploration	30.8	34.6
Impairments (reversals)	0.0	0.0
Other expenses	0.3	0.7
Earnings (loss) from operations	(31.1)	(35.3)
Net capital expenditures	31.3	17.8
Corporate
Disclosure of operating segments [line items]
Revenues	0.0	0.4
Cost of sales	0.0	0.0
Depreciation expense	7.4	2.6
General and administrative	42.0	42.1
Exploration	0.0	0.0
Impairments (reversals)	2.3	0.0
Other expenses	9.9	4.8
Earnings (loss) from operations	(61.6)	(49.1)
Net capital expenditures	3.7	5.1
Discontinued operations | Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Revenues	74.4	76.5
Cost of sales	47.0	55.0
Depreciation expense	1.6	1.8
General and administrative	0.0	0.0
Exploration	0.0	0.2
Impairments (reversals)	36.3	0.0
Other expenses	3.4	3.5
Earnings (loss) from operations	(13.9)	16.0
Net capital expenditures	$ 0.0	$ 1.2